Share-based payments	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

24 Share-based payments

The Group operates a number of share-based payment arrangements of which the two principal ones are:

Long-Term Incentive Plan (LTIP)

Awards granted in 2020 under the Long-Term Incentive Plan are the Performance Share Plan and the Restricted Share Plan with the following conditions:

Performance Share Plan (PSP): nil-cost options released three years from date of grant. Payout is subject to performance conditions based on earnings per share (40% of grant), operating cash flow (20% of grant),  total shareholder return (20% of grant)  and net turnover (20% of grant) in 2020, 2019 and 2018. Total shareholder return combines the share price and dividend performance of the Company by reference to one comparator group. Participants are not entitled to dividends prior to the exercise of the options. A cash equivalent dividend accrues through the vesting period and is paid on vesting. Both equity and cash-settled PSP awards are granted in March each year.

Restricted Share Plan (RSP): Nil-cost options released three years from date of grant and may be subject to forfeit if a participant leaves employment before the end of the three-year holding period. Participants are not entitled to dividends prior to the exercise of the options. A cash equivalent dividend accrues through the vesting period and is paid on vesting. Both equity and cash-settled RSP awards were granted in March.

Awards granted in 2018 and 2019 are nil-cost options exercisable after three years from date of grant with a contractual life of 10 years. The performance conditions and the dividend entitlement attached to these awards are identical to the PSP award mentioned above. Both equity and cash-settled LTIP awards were granted in March.

Following the acquisition of Reynolds American on 25 July 2017, underlying Reynolds American shares for LTIPs were replaced with BAT American Depositary Shares (ADS). LTIP awards for ADSs are measured against the performance conditions of Reynolds American at the maximum of 150% at the vesting date. Equity-settled LTIPs were granted by Reynolds American in March each year with options exercisable after three years from the date of grant with the payment made no later than 90 days from date of vesting. Participants are not entitled to dividends prior to exercise of the options.

Deferred Share Bonus Scheme (DSBS)

Free ordinary shares released three years from date of grant and may be subject to forfeit if a participant leaves employment before the end of the three-year holding period. Participants receive a separate payment equivalent to a proportion of the dividend payment during the holding period. Both equity and cash-settled deferred shares are granted in March each year.

The Group also has a number of other arrangements which are not material for the Group and these are as follows:

Sharesave Scheme (SAYE)

Options granted in March each year from 2011 onwards (previously November until 2009 and no options were granted during 2010) by invitation at a 20% discount to the market price. Options to this equity-settled scheme are exercisable at the end of a three-year or five-year savings contract. Participants are not entitled to dividends prior to the exercise of the options. The maximum amount that can be saved by a participant in this way is £6,000 in any tax year.

Share Reward Scheme (SRS) and International Share Reward Scheme (ISRS)

Free shares granted in April each year (maximum £3,600 in any year) under the equity-settled schemes are subject to a three-year holding period. Participants receive dividends during the holding period which are reinvested to buy further shares.

Partnership Share Scheme

Open to all eligible employees, where employees can allocate part of their pre-tax salary to purchase shares in British American Tobacco p.l.c.. The maximum amount that can be allocated in this way to any individual is £1,800 in any tax year. The shares purchased are held in a UK-based trust and are normally capable of transfer to participants tax-free after a five-year holding period.

Share-based payment expense

The amounts recognised in the income statement in respect of share-based payments were as follows:

	2020		2019		2018

	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m

LTIP (note (a))	36	–	58	1	70	–

DSBS (note (b))	44	3	50	4	44	2

Other schemes	8	–	7	–	7	–

Total recognised in the income statement (note 3(a))	88	3	115	5	121	2

Share-based payment liability

The Group issues to certain employees cash-settled share-based payments that require the Group to pay the intrinsic value of these share-based payments to the employee at the date of exercise. The Group has recorded liabilities in respect of vested and unvested grants at the end of 2020 and 2019:

	2020		2019

	Vested £m	Unvested £m	Vested £m	Unvested £m

LTIP	0.3	1.5	0.5	2.8

DSBS	0.2	5.7	0.3	6.2

Total liability	0.5	7.2	0.8	9.0

(a) Long-Term incentive Plan

Details of the movements for the equity- and cash-settled LTIP scheme during the years ended 31 December 2020 and 31 December 2019, were as follows:

	2020		2019

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	9,193	318	6,908	306

Granted during the period	3,856	109	4,552	202

Exercised during the period	(1,590)	(63)	(1,045)	(129)

Forfeited during the period	(1,459)	(90)	(1,222)	(61)

Outstanding at end of year	10,000	274	9,193	318

Exercisable at end of year	690	27	739	25

As at 31 December 2020, the Group has 10,000,000 shares (2019: 9,193,000 shares) outstanding which includes 2,876,738 shares (2019: 2,479,057 shares) which are related to Reynolds American LTIP awards from which nil shares (2019: 43,924 shares) are exercisable at the end of the year.

The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the period was £29.37 (2019: £28.31; 2018: £38.90) for equity-settled and £28.68 (2019: £30.87; 2018: £40.62) for cash-settled options.

The weighted average British American Tobacco p.l.c. share price for ADS on the New York Stock Exchange at the date of exercise for share options exercised during the period relating to equity-settled Reynolds American LTIP awards was US$40.04 (2019: US$36.35; 2018: US$51.43).

The outstanding shares for the year ended 31 December 2020 had a weighted average remaining contractual life of 8.1 years (2019: 8.2 years; 2018: 8.1 years) for the equity-settled scheme, 1.72 years for Reynolds American equity-settled scheme (2019: 1.93 years; 2018: 1.91 years) and 8.1 years (2019: 8.3 years; 2018: 8.1 years) for the cash-settled share-based payment arrangements.

(b) Deferred Share Bonus Scheme

Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2020 and 31 December 2019, were as follows:

	2020		2019

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	3,748	282	3,248	281

Granted during the period	1,829	109	2,097	202

Exercised during the period	(1,368)	(175)	(1,500)	(184)

Forfeited during the period	(68)	(16)	(97)	(17)

Outstanding at end of year	4,141	200	3,748	282

Exercisable at end of year	91	4	90	6

The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the financial year was £28.08 (2019: £28.40; 2018: £40.00) for equity-settled and £28.06 (2019: £30.06; 2018: £40.51) for cash-settled options.

The outstanding shares for the year ended 31 December 2020 had a weighted average remaining contractual life of 1.4 years (2019: 1.5 years; 2018: 1.3 years) for the equity-settled scheme and 1.4 years (2019: 1.5 years; 2018: 1.1 years) for the cash-settled scheme.

Valuation assumptions

Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

	2020		2019

	LTIP	DSBS	LTIP	DSBS

Expected volatility (%)	25.0	25.0	22.0	22.0

Average expected term to exercise (years)*	3.5 / 3.0	3.0	3.5	3.0

Risk-free rate (%)	0.2	0.2	0.7	0.7

Expected dividend yield (%)	7.9	7.9	6.5	6.5

Expected dividend yield (%) - Management Board	7.9	7.9	6.0	6.0

Share price at date of grant (£)	26.33	26.33	30.83	30.83

Share price at date of grant (£) - Management Board	26.33	26.33	33.28	33.28

Fair value at grant date (£)*	21.23 / 20.76	20.76	21.93	25.35

Fair value at grant date (£) - Management Board*	21.23 / 20.76	20.76	24.03	25.35

* Where two figures have been quoted for the Long Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.

Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2020	2019

	LTIP (PSP)	LTIP

Average share price volatility FMCG comparator group (%)	21	18

Average correlation FMCG comparator group (%)	31	28

Fair values determined from the Black-Scholes and Monte-Carlo models use assumptions revised at the end of each reporting period for cash-settled share-based payment arrangements.

The expected British American Tobacco p.l.c. share price volatility was determined taking account of the return index (the share price index plus the dividend reinvested) over a five-year period. The FMCG share price volatility and correlation was also determined over the same periods. The average expected term to exercise used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural conditions, forfeiture and historical experience.

The risk-free rate has been determined from market yield curves for government gilts with outstanding terms equal to the average expected term to exercise for each relevant grant. The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.

In addition to these valuation assumptions, LTIP awards, excluding RSP, contain earnings per share performance conditions. As these are non-market performance conditions they are not included in the determination of fair value of share options at the grant date, however they are used to estimate the number of awards expected to vest. This pay-out calculation is based on expectations published in analysts’ forecasts.